ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Tables)	9 Months Ended
Sep. 30, 2020
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES
Schedule of Accounts Receivable

	2019	2020
	December 31	September 30
	RMB	RMB
Accounts receivables	5,584,548,167	5,472,967,286
Allowance for credit losses	(318,197,517)	(325,929,467)
Accounts receivable, net	5,266,350,650	5,147,037,819

Schedule of Movement of Allowance for Doubtful Accounts

	For the nine months ended September 30
	2019	2020
	RMB	RMB
At beginning of period	256,605,518	318,197,517
Impact of adopting ASC Topic 326	—	(30,915,517)
Addition	78,486,446	49,392,754
Reversal	(80,526,863)	(10,745,287)
At end of period	254,565,101	325,929,467